Summary of Class B Series Two Common Shares Granted (Detail) (Class B Series Two Common Shares)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Before Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	254,965	327,040
Redemptions	(3,050)	(72,075)
Shares outstanding, end of the period	251,915	254,965
Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	(190,449)	(190,449)
Redemptions	0	0
Shares outstanding, end of the period	(190,449)	(190,449)
After Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	64,516	136,591
Redemptions	(3,050)	(72,075)
Shares outstanding, end of the period	61,466	64,516